Provisions for liabilities and charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	$ 525	$ 574
Exchange differences	2	(2)
Additional provisions	343	162
Used during the year	(199)	(206)
Unused amounts reversed	(5)	(19)
Acquisition of companies and businesses	2	2
Disposal of companies and businesses	(9)
Unwinding of discount on provisions	13	14
Ending balance	672	525
Analysed as follows:
Non-current	397	381	[1]	$ 455	[1]
Current	275	144	[1]	119	[1]
Total	$ 672	$ 525		574
UNITED STATES | Minimum
Provisions for liabilities and charges
Discount rate used in cash flow projections	3.94%	4.48%
UNITED STATES | Maximum
Provisions for liabilities and charges
Discount rate used in cash flow projections	5.16%	5.25%
Termite damage claims
Provisions for liabilities and charges
Utilisation period of provisions	15 years
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	$ 266	$ 330
Additional provisions	201	25
Used during the year	(95)	(86)
Unused amounts reversed		(16)
Unwinding of discount on provisions	12	13
Ending balance	384	266
Analysed as follows:
Total	384	266		330
Termite damage claims, legacy customer claims
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	246
Ending balance	358	246
Analysed as follows:
Total	$ 358	246
Termite damage claims, legacy customer claims | Discount rate
Provisions for liabilities and charges
Percentage of reasonably possible increase in risk assumption	0.50%
Increase (decrease) in provision due to increase in assumption	$ (7)	$ (6)
Percentage of actual increase (decrease) in risk assumption	(0.54%)	0.60%
Discount rate used in cash flow projections	3.94%	4.48%
Termite damage claims, legacy customer claims | Claim value
Provisions for liabilities and charges
Percentage of actual increase (decrease) in risk assumption	14.00%
Termite damage claims, legacy customer claims | Customer churn rate
Provisions for liabilities and charges
Percentage of reasonably possible increase in risk assumption	1.00%
Increase (decrease) in provision due to increase in assumption	$ (13)	$ (9)
Percentage of actual increase (decrease) in risk assumption	2.00%	2.00%
Termite damage claims, legacy customer claims | Inflation rate
Provisions for liabilities and charges
Premium to expected future inflation rates	1.00%
Percentage of reasonably possible increase in risk assumption	0.50%
Increase (decrease) in provision due to increase in assumption	$ 6	$ 5
Termite damage claims, litigated legacy customer claims | Claim value
Provisions for liabilities and charges
Historical time period for each material category of claim	24 months
Percentage of reasonably possible increase in risk assumption	5.00%
Increase (decrease) in provision due to increase in assumption	$ 5	$ 4
Percentage of actual increase (decrease) in risk assumption	48.00%	8.00%
Termite damage claims, litigated legacy customer claims | Claim rate
Provisions for liabilities and charges
Percentage of reasonably possible increase in risk assumption	5.00%
Increase (decrease) in provision due to increase in assumption	$ 5	$ 4
Percentage of actual increase (decrease) in risk assumption	75.00%	(52.00%)
Termite damage claims, non-litigated legacy customer claims | Claim value
Provisions for liabilities and charges
Historical time period for each material category of claim	12 months
Percentage of reasonably possible increase in risk assumption	5.00%
Increase (decrease) in provision due to increase in assumption	$ 9	$ 8
Percentage of actual increase (decrease) in risk assumption	8.00%	45.00%
Termite damage claims, non-litigated legacy customer claims | Claim rate
Provisions for liabilities and charges
Percentage of reasonably possible increase in risk assumption	5.00%
Increase (decrease) in provision due to increase in assumption	$ 9	$ 8
Percentage of actual increase (decrease) in risk assumption	(6.00%)	7.00%
Termite damage claims, new customer claims
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	$ 20
Ending balance	26	$ 20
Analysed as follows:
Total	26	20
Self-insurance
Provisions for liabilities and charges
Reimbursement asset	43	30
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	231	209
Additional provisions	126	126
Used during the year	(89)	(105)
Unused amounts reversed	(2)
Unwinding of discount on provisions	1	1
Ending balance	267	231
Analysed as follows:
Total	$ 267	231		209
Environmental
Provisions for liabilities and charges
Utilisation period of provisions	5 years
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	$ 17	21
Exchange differences		(1)
Additional provisions	6	1
Used during the year	(3)	(3)
Unused amounts reversed		(1)
Disposal of companies and businesses	(9)
Ending balance	11	17
Analysed as follows:
Total	$ 11	17		21
Other
Provisions for liabilities and charges
Utilisation period of provisions	5 years
Reconciliation of changes in provisions for liabilities and charges
Beginning balance	$ 11	14
Exchange differences	2	(1)
Additional provisions	10	10
Used during the year	(12)	(12)
Unused amounts reversed	(3)	(2)
Acquisition of companies and businesses	2	2
Ending balance	10	11
Analysed as follows:
Total	$ 10	$ 11		$ 14

[1]	Refer to foreign currency translation in material accounting policies section.